Share-based compensation - Disclosure of maturity analysis of available phantom shares outstanding (Details) - Phantom shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding phantom shares (in shares)	10,000	39,500	410,500
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in € per share) | € / shares	€ 2.85
Number of outstanding phantom shares (in shares)	0	6,250
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in € per share) | € / shares	€ 3.05
Number of outstanding phantom shares (in shares)	10,000	33,250